Carnival Corporation & Plc Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	Nov. 30, 2016	Nov. 30, 2015
Common Stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	654	653
Treasury stock, shares	118	70
Ordinary Shares
Common stock, par value (USD per share)	$ 1.66	$ 1.66
Common stock, shares issued	217	216
Treasury stock, shares	27	27